Significant Accounting Policies - Equity-Based Compensation (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Apr. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity-Based Compensation
Maximum aggregate incentive units authorized for issuance	1,045,000	1,550,000	1,550,000	6,845,297	2,500,000	2,475,000